united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/17

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Annual Report
November 30, 2017

1-877-658-9473
www.inspireinvesting.com

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (UNAUDITED)

Dear Shareholders:

We are pleased to present you with the first Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2017.

As 2017 comes to a close, it is exciting to look back at the blessings and miracles that God has given to us this year. To start this very first Shareholder Letter, I want to borrow the words from the apostle Paul in Romans 1:8 “First, I thank my God through Jesus Christ for all of you (shareholders), because your faith is being proclaimed all over the world” by being part of the message of Biblically Responsible Investing through the Inspire ETFs. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

God started a mighty movement in the investing world on February 28, 2017 when he helped us launch the first two Biblically Responsible Investing (BRI) ETFs that have a focus on making a positive impact in the world. The Inspire Global Hope ETF (BLES) and the Inspire Small/Mid Cap Impact ETF (ISMD) debuted on the NYSE to both cheers and jeers, but it was evident that God’s hand was in it and we give him all the glory for the success and growth that has come since that day.

BLES – Inspire Global Hope ETF

Since Feb. 27, 2017 BLES has returned 12.72% on a price basis and 12.63% on the NAV versus the Inspire Global Hope Large Cap Equal Weight Index (BLESI) return of 13.02%.

It is significant to see that BLES was in line with the benchmark since inception, since it took until May to get access to Brazil and get more of the cash to work. However, at this writing we are still working to get approved in the country of India which will allow us to get the remaining excess cash reserves, earmarked for Emerging Markets exposure, of 3% to work as well.

ISMD -Inspire Small/Mid Cap Impact ETF

Since Feb. 27, 2017 ISMD has returned 9.37% on a price basis and 7.75% on the NAV versus the Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) return of 10.25%.

We are pleased to see the slow start that ISMD had against the referenced benchmark in the first three months (March – May) was erased and now has a tracking error of only 0.18% to the ISMCIEW index in the past 6 months.

For much of 2017 Mid Cap and Small Cap stocks trailed Large Cap stocks dramatically and only started to show life in September, but still trailed as of November 30, 2017. Again, it is good to remember that the most popular index returns are based on portfolios that are capitalization weighted while ISMD and the ISMCIEW index are both equally weighted. This may in the future lead to trailing performance when larger cap stocks are seeing above average returns, while outperforming during times when smaller cap stocks are seeing above average returns. We believe in the event of a broad market correction, the equal weighting of ISMD and BLES may help minimize the downside volatility for our portfolios.

IBD – Inspire Corporate Bond Impact ETF

On July 10, 2017, we were blessed to be able to launch the first BRI Corporate Bond Fund on the NYSE.

Since inception, IBD has returned 0.57% on a price basis and 0.37% on the NAV versus the Inspire Corporate Bond Impact Equal Weight Index (IBDI) return of 0.96%.

It appears that the two interest rate increases this year by the Federal Reserve have had a slight negative effect on the corporate bond market, manifesting in negative returns, especially during the most recent 3 months. This could prove helpful in the coming months as we have maturing bonds in IBD eligible to be reinvested in higher coupon positions on the longer end of the portfolio. We fully expect the Fed to raise interest rates in December and at least once during 2018, possibly twice, but our strategy is to hold quality bonds across the maturity spectrum from 1 year to 10 years to maintain steady income for our shareholders and minimize the volatility.

IBD has an average duration of 3.87 years and average credit quality of BBB+ and is 100% invested in corporate bonds (net of cash reserves) using our BRI Screening process.

BIBL – Inspire 100 ETF

We were blessed and honored again on October 30, 2017 to be part of God’s mission to the investment world when we launched the fourth Inspire ETF – the Inspire 100 ETF. (By the way, this was also our CEO/President’s birthday, but don’t tell him I told you.)

BIBL is slightly different from BLES and ISMD. BLES has a target of 300 equally weighted positions and ISMD has a target of 500 equally weighted positions; where BIBL has 100 US Large Cap positions that are capitalization weighted. BIBL was designed to give advisors and investors a Biblically Responsible alternative to the market cap weighted funds that are so prevalent in the market place.

As of November 30, 2017, BIBL has only one month of performance but we believe that it shows great promise in the months and years ahead. Since October 31, 2017 BIBL has returned 2.55% on a price basis and 2.76% on the NAV versus the Inspire 100 Market Cap Weighted Index (INSP100) return of 2.64%. It is worthy to note that the top 10 holdings of BIBL make up 30% of the portfolio and the top 25 holdings make up 51.75%.

Closing Comments

2017 has been a good and interesting year for us and we are thankful to God our Father for allowing us to be part of the mission of making a positive impact in the world through our ETFs alongside you our brothers and sisters in Christ and fellow shareholders.

The overall stock market has had very strong returns this year with Emerging Markets leading the pack, followed by International Developed stocks, then US Large Cap, US Mid Cap and coming in last US Small Caps. I don’t know if this strong performance will be duplicated in 2018, but history leads me to believe that the numbers may be lower in the next year. Although there are many economic and geo-political situations yet to be resolved, when in the past 100 years was that not the case, the markets seem to always “climb a wall of worry”.

No matter what the new year holds, we know that the Lord will go with us as he has promised in Jeremiah 29:11 - “For I know the plans I have for you,” declares the Lord, “plans to prosper you and not to harm you, plans to give you a hope and a future”.

Although we believe “Good Values and Good Performance are not mutually exclusive”, beating the secular benchmarks is not our primary objective. At Inspire, and through you our shareholders, our highest priority is to invest for the Glory of God. “So, whether you eat or drink or whatever you do (including investing), do it all for the Glory of God” 1 Corinthians 10:31.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2018.

Sincerely,

Darrell Jayroe, CIO

Inspire Investing

Inspire, the Adviser, provides the index for the Inspire Funds to track. The indexes use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the Indexes and are equally weighted. As a Fund may not fully replicate its Index, it is subject to the risk that investment management strategy may not produce the intended results.

The Inspire ETFs are new with a limited history of operations for investors to evaluate. There is no guarantee that the Funds will achieve their objective, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. The Funds may focus their investments in securities of a particular industry to the extent the Index does. This may cause the Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

The Funds are not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit http://www.inspireinvesting.com. Read it carefully. The Inspire ETFs are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC. Inspire and Northern Lights Distributors, LLC are not affiliated. 5988-NLD-12/29/2017

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception** -
November 30, 2017
Inspire Global Hope ETF - NAV	12.63%
Inspire Global Hope ETF - Market Price	12.72%
Inspire Global Hope Large Cap Equal Weight Index	13.02%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.61% per the February 10, 2017 prospectus.

**	As of the commencement of operations on February 27, 2017.

Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by Inspire’s revolutionary Inspire Impact Score 4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Oil, Gas & Coal	10.5%
Real Estate	6.6%
Utilities	5.8%
Chemicals	5.7%
Retail - Discretionary	4.1%
Medical Equipment & Devices	4.1%
Transportation & Logistics	4.0%
Banking	3.9%
Semiconductors	3.8%
Machinery	3.7%
Other Assets, Cash & Cash Equivalents	47.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception** -
November 30, 2017
Inspire Small/Mid Cap Impact ETF - NAV	7.75%
Inspire Small/Mid Cap Impact ETF - Market Price	9.37%
Inspire Small/Mid Cap Impact Equal Weight Index	10.25%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.61% per the February 10, 2017 prospectus.

**	As of the commencement of operations on February 27, 2017.

Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. Inspire believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Banking	9.3%
Oil, Gas & Coal	6.7%
Biotechnology & Pharmaceutical	6.6%
Real Estate	6.2%
Software	4.5%
Medical Equipment & Devices	4.5%
Semiconductors	3.9%
Utilities	3.9%
Hardware	3.1%
Consumer Products	3.0%
Other Assets, Cash & Cash Equivalents	48.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception** -
November 30, 2017
Inspire Corporate Bond Impact ETF - NAV	0.37%
Inspire Corporate Bond Impact ETF - Market Price	0.57%
Inspire Corporate Bond Impact Equal Weight Index	0.96%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.61% per the February 10, 2017 prospectus.

**	As of the commencement of operations on July 10, 2017.

Inspire Corporate Bond Impact Equal Weight Index (IBDI) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. Inspire defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Real Estate	15.0%
Utilities	13.9%
Retail - Consumer Discretionary	5.9%
Exploration & Production	5.8%
Pipeline	4.2%
Chemicals	4.2%
Railroad	3.8%
Machinery Manufacturing	3.8%
Health Care Facilities & Services	3.4%
Refining & Marketing	3.3%
Other Assets, Cash & Cash Equivalents	36.7%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2017

The Fund’s performance figures* for the period ended November 30, 2017, as compared to its benchmarks:

Since Inception** -
November 30, 2017
Inspire 100 ETF - NAV	2.76%
Inspire 100 ETF - Market Price	2.55%
Inspire 100 Market Cap Weight Index	2.64%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.35% per the October 20, 2017 prospectus.

**	As of the commencement of operations on October 30, 2017.

The Inspire 100 Market Cap Weight Index is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Electrical Equipment	10.4%
Real Estate	9.1%
Biotechnology & Pharmaceutical	8.3%
Oil, Gas & Coal	8.2%
Semiconductors	7.1%
Utilities	7.0%
Machinery	5.6%
Transportation & Logistics	3.8%
Technology Services	3.4%
Health Care Facilities & Services	3.1%
Other Assets, Cash & Cash Equivalents	34.0%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS
November 30, 2017

Shares		Value
	COMMON STOCKS - 96.8%
	AEROSPACE & DEFENSE - 1.0%
835	General Dynamics Corp.	$172,979
1,292	Harris Corp.	186,694
912	L3 Technologies, Inc.	181,114
		540,787
	APPAREL & TEXTILE PRODUCTS - 1.3%
1,862	Cie Financiere Richemont SA	160,610
3,686	Michael Kors Holdings Ltd. *	215,410
418	Swatch Group AG	152,693
11,286	Under Armour, Inc. *	134,642
		663,355
	ASSET MANAGEMENT - 2.1%
4,066	E*TRADE Financial Corp. *	195,737
3,952	Franklin Resources, Inc.	171,319
1,634	Groupe Bruxelles Lambert SA	176,029
4,978	Invesco Ltd.	180,054
265	Partners Group Holding AG	182,433
3,648	TD Ameritrade Holding Corp.	186,668
		1,092,240
	AUTOMOTIVE - 1.9%
3,344	BorgWarner, Inc.	186,194
1,140	Cie Generale des Etablissements Michelin	165,628
1,672	Delphi Automotive PLC	175,008
36,138	GKN PLC	151,696
5,206	Goodyear Tire & Rubber Co.	168,518
3,838	Nokian Renkaat OYJ	167,811
		1,014,855
	BANKING - 3.9%
12,654	Commerzbank AG *	183,395
2,774	Commonwealth Bank of Australia	167,270
9,386	Credit Agricole SA	158,414
4,327	Danske Bank A/S	161,941
22,648	Investec PLC	158,499
2,014	KBC Group NV	165,048
2,394	Macquarie Group Ltd.	178,524
1,368	mBank SA *	182,511
96,634	Metropolitan Bank & Trust Co.	184,193
21,432	Natixis SA	174,026
9,766	P eople’s United Financial, Inc.	185,749
4,978	Raiffeisen Bank International AG *	176,582
		2,076,152
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.3%
1,938	AbbVie, Inc.	187,831
1,178	Alexion Pharmaceuticals, Inc. *	129,356
1,786	BioMarin Pharmaceutical, Inc. *	153,239
1,178	Celgene Corp. *	118,778

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.3%
1,520	Incyte Corp. *	$150,465
380	Regeneron Pharmaceuticals, Inc. *	137,507
2,394	UCB SA	179,090
1,140	Vertex Pharmaceuticals, Inc. *	164,491
		1,220,757
	CHEMICALS - 5.7%
316,486	AKR Corporindo Tbk PT	148,579
1,824	Akzo Nobel NV	164,636
1,406	Arkema SA	172,339
1,710	Avery Dennison Corp.	195,145
3,078	Brenntag AG	191,944
4,826	CF Industries Holdings, Inc.	180,830
3,344	Croda International PLC	193,422
1,976	Eastman Chemical Co.	182,523
1,900	FMC Corp.	179,360
76	Givaudan SA	173,215
1,824	Imerys SA	167,529
3,610	Johnson Matthey PLC	148,115
6,422	K+S AG	150,657
1,748	LyondellBasell Industries NV	183,016
8,132	Mosaic Co.	197,526
1,558	PPG Industries, Inc.	182,052
494	Sherwin-Williams Co.	197,313
		3,008,201
	COMMERCIAL SERVICES - 2.6%
6,688	Bureau Veritas SA	177,631
22,306	Capita PLC	140,858
1,253	Cintas Corp.	197,272
7,904	Compass Group PLC	160,382
6,194	Edenred	177,545
45,904	G4S PLC	159,446
2,584	Intertek Group PLC	182,937
2,758	Randstad Holding NV	170,147
		1,366,218
	CONSTRUCTION MATERIALS - 1.0%
12,312	James Hardie Industries PLC - ADR	200,953
2,774	LafargeHolcim Ltd.	151,985
877	Martin Marietta Materials, Inc.	182,758
		535,696
	CONSUMER PRODUCTS - 2.1%
3,901	Associated British Foods PLC	155,672
1,634	JM Smucker Co.	190,639
16,601	Natura Cosmeticos SA	148,106
16,720	Orkla ASA	168,214
19,608	Pioneer Foods Group Ltd.	188,283
69,938	Sime Darby Plantation Berhad *	85,680

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	CONSUMER PRODUCTS (continued) - 2.1%
2,432	Tyson Foods, Inc.	$200,032
		1,136,626
	CONSUMER SERVICES - 0.3%
27,560	Kroton Educacional SA	152,788

	CONTAINERS & PACKAGING - 1.6%
13,908	Amcor Ltd.	162,808
23,788	Brambles Ltd.	184,560
3,040	International Paper Co.	172,094
6,220	Mondi Ltd.	148,213
3,990	Sealed Air Corp.	191,720
		859,395
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
3,192	Sysco Corp.	184,274

	DISTRIBUTORS - DISCRETIONARY - 0.8%
5,700	Bunzl PLC	163,189
3,838	Fastenal Co.	201,073
69,938	Sime Darby Bhd	40,189
		404,451
	ELECTRICAL EQUIPMENT - 2.9%
6,878	ABB Ltd.	176,442
2,014	Allegion PLC	169,458
2,584	AMETEK, Inc.	187,831
2,166	Eaton Corp PLC	168,471
4,256	Johnson Controls International PLC	160,196
3,040	Kone OYJ	156,734
4,978	Prysmian SpA	166,076
684	Roper Technologies, Inc.	182,772
760	Schindler Holding AG	171,976
		1,539,956
	ENGINEERING & CONSTRUCTION SERVICES - 1.7%
4,978	Boskalis Westminster	184,446
4,142	Fluor Corp.	200,514
2,964	Jacobs Engineering Group, Inc.	194,527
11,932	LendLease Group	144,025
4,598	Quanta Services, Inc. *	174,264
		897,776
	FOREST & PAPER PRODUCTS - 0.4%
6,232	UPM-Kymmene OYJ	187,923

	GAMING, LODGING & RESTAURANTS - 0.3%
3,382	Whitbread PLC	163,345

	HARDWARE - 1.3%
6,080	Juniper Networks, Inc.	168,781

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	HARDWARE (continued) - 1.3%
5,054	Seagate Technology PLC	$194,882
29,944	Telefonaktiebolaget LM Ericsson	189,172
1,976	Western Digital Corp.	155,827
		708,662
	HEALTH CARE FACILITIES & SERVICES - 1.3%
2,090	AmerisourceBergen Corp.	177,274
2,850	DaVita, Inc. *	174,021
2,736	Express Scripts Holding Co. *	178,333
3,458	Ramsay Health Care Ltd.	183,182
		712,810
	HOME & OFFICE PRODUCTS - 2.9%
4,598	DR Horton, Inc.	234,498
342	Geberit AG	148,997
3,648	Leggett & Platt, Inc.	175,980
3,382	Lennar Corp. - Class A	212,322
67	Lennar Corp. - Class B	3,438
684	Mohawk Industries, Inc. *	193,305
5,054	Persimmon PLC	173,770
1,140	Snap-on, Inc.	193,150
1,138	Stanley Black & Decker, Inc.	193,039
		1,528,499
	INDUSTRIAL SERVICES - 0.4%
10,032	Rexel SA	185,346

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
2,546	Intercontinental Exchange, Inc.	181,912
3,306	London Stock Exchange Group PLC	169,117
2,242	Nasdaq, Inc.	177,477
		528,506
	INSURANCE - 3.6%
1,786	Assurant, Inc.	180,154
2,242	Cincinnati Financial Corp.	167,545
34,010	Direct Line Insurance Group PLC	168,406
33,250	Insurance Australia Group Ltd.	180,983
48,412	Legal & General Group PLC	175,104
20,520	QBE Insurance Group Ltd.	165,436
19,798	RSA Insurance Group PLC	163,076
3,268	Sampo OYJ	173,048
3,382	Unum Group	191,489
1,102	Willis Towers Watson PLC	177,202
4,332	XL Group Ltd.	168,168
		1,910,611
	IRON & STEEL - 1.6%
9,424	Anglo American PLC	173,365
9,348	BHP Billiton PLC	170,196
41,686	Fortescue Metals Group Ltd.	145,571

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	IRON & STEEL (continued) - 1.6%
3,116	Nucor Corp.	$179,170
3,572	Rio Tinto PLC	169,306
		837,608
	MACHINERY - 3.7%
6,902	Alfa Laval AB	163,814
1,373	Deere & Co.	205,758
1,824	Dover Corp.	178,223
3,990	Flowserve Corp.	169,894
1,140	Illinois Tool Works, Inc.	192,945
10,868	IMI PLC	184,776
950	Parker-Hannifin Corp.	178,116
2,546	Pentair PLC	181,173
9,842	Sandvik AB	169,703
24,199	WEG SA	169,397
2,622	Xylem, Inc.	181,809
		1,975,608
	MEDIA - 0.3%
3,230	Ctrip.com International Ltd. - ADR *	148,838

	MEDICAL EQUIPMENT & DEVICES - 4.1%
2,584	Agilent Technologies, Inc.	178,916
532	CR Bard, Inc.	178,720
1,520	Edwards Lifesciences Corp. *	178,144
1,368	Essilor International SA	176,244
1,064	IDEXX Laboratories, Inc. *	166,420
836	Illumina, Inc. *	192,305
456	Intuitive Surgical, Inc. *	182,300
9,538	Smith & Nephew PLC	169,136
1,216	Stryker Corp.	189,696
950	Waters Corp. *	187,312
6,270	William Demant Holding A/S *	172,679
1,482	Zimmer Biomet Holdings, Inc.	173,542
		2,145,414
	METALS & MINING - 2.2%
13,376	Antofagasta PLC	164,678
12,084	Freeport-McMoRan, Inc.	168,209
8,955	Fresnillo PLC	156,494
55,133	Grupo Mexico SAB de CV	172,754
9,842	Newcrest Mining Ltd.	174,162
4,484	Newmont Mining Corp.	165,863
22,952	Norsk Hydro ASA	156,571
		1,158,731
	OIL, GAS & COAL - 10.5%
1,246,751	Adaro Energy Tbk PT *	156,697
3,496	Anadarko Petroleum Corp.	168,123
1,634	Andeavor	172,338

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	OIL, GAS & COAL (continued) - 10.5%
3,914	Apache Corp.	$163,723
6,384	Cabot Oil & Gas Corp.	184,817
6,612	Caltex Australia Ltd.	170,964
3,458	ConocoPhillips	175,943
14,058	Cosan SA Industria e Comercio	154,107
4,750	Devon Energy Corp.	183,017
10,336	Eni SpA	170,196
1,786	EOG Resources, Inc.	182,744
2,660	EQT Corp.	158,536
12,122	Fugro NV - ADR *	171,131
3,838	Halliburton Co.	160,352
3,344	Helmerich & Payne, Inc.	195,892
8,816	Kinder Morgan, Inc.	151,900
3,952	Koninklijke Vopak NV	167,282
13,300	Marathon Oil Corp.	197,372
3,116	Marathon Petroleum Corp.	195,155
6,538	Murphy Oil Corp.	182,737
4,788	National Oilwell Varco, Inc.	160,637
5,890	Newfield Exploration Co. *	182,178
6,308	Noble Energy, Inc.	165,900
2,698	Occidental Petroleum Corp.	190,209
3,116	ONEOK, Inc.	161,720
33,866	Petroleo Brasileiro SA *	159,357
1,900	Phillips 66	185,364
1,178	Pioneer Natural Resources Co.	183,815
8,968	Range Resources Corp.	161,603
6,346	TechnipFMC PLC	181,749
2,280	Valero Energy Corp.	195,214
5,662	Williams Cos, Inc.	164,481
		5,555,253
	PASSENGER TRANSPORTATION - 1.0%
187,238	AirAsia Bhd	143,765
10,564	easyJet PLC	201,058
1,596	Ryanair Holdings PLC - ADR	194,616
		539,439
	REAL ESTATE - 6.6%
1,216	American Tower Corp.	175,019
3,800	Apartment Investment & Management Co.	167,542
950	AvalonBay Communities, Inc.	172,263
8,930	Ayala Corp.	181,230
190,494	Ayala Land, Inc.	162,219
1,406	Boston Properties, Inc.	176,284
20,976	British Land Co. PLC	178,599
1,672	Crown Castle International Corp.	188,936
380	Equinix, Inc.	176,506
2,584	Equity Residential	172,663

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	REAL ESTATE (continued) - 6.6%
685	Essex Property Trust, Inc.	$169,188
1,672	Fonciere Des Regions	179,206
26,524	Goodman Group	174,979
43,662	GPT Group	179,320
23,824	Hammerson PLC	167,536
6,118	HCP, Inc.	161,760
12,656	Land Securities Group PLC	160,011
2,660	Prologis, Inc.	176,172
798	Public Storage	170,070
69,938	Sime Darby Property Berhad *	20,522
1,064	Simon Property Group, Inc.	172,102
		3,482,127
	RENEWABLE ENERGY - 0.2%
1,938	Vestas Wind Systems A/S	124,259

	RETAIL - CONSUMER STAPLES - 1.7%
1,064	Costco Wholesale Corp.	196,234
2,014	Dollar Tree, Inc. *	206,959
53,884	J Sainsbury PLC	169,440
53,542	Wm Morrison Supermarkets PLC	156,768
8,468	Woolworths Ltd.	172,990
		902,391
	RETAIL - DISCRETIONARY - 4.1%
1,786	Advance Auto Parts, Inc.	180,386
304	AutoZone, Inc. *	208,775
2,280	CarMax, Inc. *	157,115
4,028	JD.com, Inc. - ADR *	150,849
42,370	Kingfisher PLC	191,563
2,166	Lowe’s Cos, Inc.	180,579
3,002	Luxottica Group SpA	174,856
2,432	Next PLC	147,386
798	O’Reilly Automotive, Inc. *	188,496
1,672	Pandora A/S	167,824
2,774	Ross Stores, Inc.	210,907
2,774	Tractor Supply Co.	189,298
		2,148,034
	SEMICONDUCTORS - 3.8%
2,014	Analog Devices, Inc.	173,426
1,026	ASML Holding NV	180,567
722	Broadcom Ltd.	200,673
1,672	KLA-Tencor Corp.	170,945
950	Lam Research Corp.	182,713
1,900	Microchip Technology, Inc.	165,281
4,712	Micron Technology, Inc. *	199,742
950	NVIDIA Corp.	190,674
1,523	NXP Semiconductors NV *	172,693

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	SEMICONDUCTORS (continued) - 3.8%
8,664	STMicroelectronics NV - ADR	$195,980
2,470	Xilinx, Inc.	171,690
		2,004,384
	SOFTWARE - 0.6%
3,605	Gemalto NV	137,184
17,670	Sage Group PLC	185,253
		322,437
	SPECIALTY FINANCE - 1.3%
1,824	Fidelity National Information Services, Inc.	172,058
1,330	Fiserv, Inc. *	174,829
2,470	Total System Services, Inc.	183,669
8,968	Western Union Co.	176,580
		707,136
	TECHNOLOGY SERVICES - 1.1%
2,356	Cognizant Technology Solutions Corp.	170,292
2,850	Paychex, Inc.	191,833
2,052	Verisk Analytics, Inc. *	197,854
		559,979
	TELECOMMUNICATIONS - 0.6%
5,776	Eutelsat Communications SA	130,991
16,758	Mobile TeleSystems PJSC - ADR	173,781
		304,772
	TRANSPORTATION & LOGISTICS - 4.0%
1,026	Aeroports de Paris	196,042
14,782	Babcock International Group PLC	139,468
2,318	CH Robinson Worldwide, Inc.	200,855
2,926	Expeditors International of Washington, Inc.	189,546
1,748	Fraport AG Frankfurt Airport Services	174,408
8,515	Grupo Aeroportuario del Sureste SAB de CV	152,443
1,596	JB Hunt Transport Services, Inc.	177,379
1,597	Kansas City Southern	179,088
912	Kuehne + Nagel International AG	160,490
1,292	Norfolk Southern Corp.	179,110
32,452	Royal Mail PLC	194,121
1,488	Union Pacific Corp.	188,232
		2,131,182
	TRANSPORTATION EQUIPMENT - 0.6%
2,394	PACCAR, Inc.	168,370
8,930	Volvo AB	171,336
		339,706
	UTILITIES - 5.8%
116,394	Aboitiz Equity Ventures, Inc.	162,109
15,086	AES Corp.	159,610
9,272	AGL Energy Ltd.	175,901
5,814	CenterPoint Energy, Inc.	174,478
15,526	Cia de Saneamento Basico do Estado de Sao Paulo *	155,331

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	UTILITIES (continued) - 5.8%
61,294	Cia Energetica de Minas Gerais	$123,769
3,648	CMS Energy Corp.	182,035
19,532	CPFL Energia SA	125,433
2,204	Dominion Energy, Inc.	185,423
2,204	Entergy Corp.	190,602
2,812	Eversource Energy	182,358
5,510	FirstEnergy Corp.	188,111
28,994	Origin Energy Ltd.	196,556
1,976	Pinnacle West Capital Corp.	181,417
4,408	PPL Corp.	161,641
3,078	SCANA Corp.	132,877
2,660	WEC Energy Group, Inc.	184,843
3,572	Xcel Energy, Inc.	184,351
		3,046,845
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
2,584	Republic Services, Inc.	167,805

	TOTAL COMMON STOCKS (Cost $47,340,064)	51,221,177

	TOTAL INVESTMENTS - 96.8% (Cost $47,340,064) (a)	$51,221,177
	OTHER ASSETS LESS LIABILITIES - 3.2%	1,708,266
	NET ASSETS - 100.0%	$52,929,443

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,463,321 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,086,472
Unrealized Depreciation	(1,328,616)
Net Unrealized Appreciation:	$3,757,856

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2017

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE & DEFENSE - 0.6%
3,644	American Outdoor Brands Corp. *	$51,125
2,461	Axon Enterprise, Inc. *	61,230
1,990	Triumph Group, Inc.	61,491
		173,846
	APPAREL & TEXTILE PRODUCTS - 1.0%
992	Albany International Corp.	64,182
865	Deckers Outdoor Corp. *	64,642
6,279	Fossil Group, Inc. *	44,455
1,387	Steven Madden Ltd. *	59,294
2,015	Wolverine World Wide, Inc.	58,375
		290,948
	ASSET MANAGEMENT - 1.6%
1,758	Artisan Partners Asset Management, Inc.	69,441
1,436	Cohen & Steers, Inc.	66,889
1,907	Federated Investors, Inc.	63,999
1,697	Financial Engines, Inc.	47,346
6,774	Fortress Investment Group LLC	53,244
2,916	Kennedy-Wilson Holdings, Inc.	55,841
18,058	Och-Ziff Capital Management Group LLC	53,271
2,857	Waddell & Reed Financial, Inc.	57,997
		468,028
	AUTOMOTIVE - 1.2%
1,527	Cooper Tire & Rubber Co.	56,117
500	Cooper-Standard Holdings, Inc. *	63,035
2,022	Dana, Inc.	66,807
790	Dorman Products, Inc. *	53,965
968	Tenneco, Inc.	57,509
462	Visteon Corp. *	60,841
		358,274
	BANKING - 9.3%
1,232	Ameris Bancorp.	61,107
2,366	Associated Banc-Corp.	60,333
1,846	BancorpSouth, Inc.	61,380
952	Banner Corp.	54,826
2,061	BofI Holding, Inc. *	56,966
1,449	Capital Bank Financial Corp.	60,496
3,941	Capitol Federal Financial, Inc.	55,410
1,471	Cathay General Bancorp.	63,827
1,368	Columbia Banking System, Inc.	63,065
1,047	Community Bank System, Inc.	57,983
2,434	CVB Financial Corp.	59,852
888	Eagle Bancorp, Inc. *	58,741
1,187	FCB Financial Holdings, Inc. *	62,733
9,794	First BanCorp. *	48,774
2,227	First Financial Bancorp.	63,135

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	BANKING (continued) - 9.3%
1,323	First Financial Bankshares, Inc.	$62,776
1,511	First Interstate BancSystem, Inc.	59,987
2,397	First Midwest Bancorp, Inc.	59,853
1,636	Flagstar Bancorp, Inc. *	62,184
3,985	FNB Corp.	56,547
2,990	Fulton Financial Corp.	56,810
1,399	Great Western Bancorp, Inc.	57,807
1,168	Hancock Holding Co.	59,977
2,148	Hilltop Holdings, Inc.	53,421
3,314	Hope Bancorp, Inc.	62,038
718	IBERIABANK Corp.	55,824
1,438	International Bancshares Corp.	59,318
1,491	LegacyTexas Financial Group, Inc.	62,428
1,515	NBT Bancorp, Inc.	58,843
3,369	Northwest Bancshares, Inc.	57,037
3,268	Old National Bancorp.	59,641
876	Pinnacle Financial Partners, Inc.	60,137
2,165	Provident Financial Services, Inc.	59,191
1,327	Renasant Corp.	57,114
1,015	Simmons First National Corp.	58,769
2,420	Sterling Bancorp.	61,347
3,402	TCF Financial Corp.	69,095
679	Texas Capital Bancshares, Inc. *	61,348
1,735	Towne Bank/Portsmouth VA	58,123
1,685	Trustmark Corp.	57,189
1,657	Union Bankshares Corp.	62,452
2,046	United Community Banks, Inc.	58,802
4,766	Valley National Bancorp.	56,715
1,694	Washington Federal, Inc.	58,951
1,404	WesBanco, Inc.	59,066
988	Westamerica Bancorporation	61,088
		2,732,506
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.6%
1,065	Aerie Pharmaceuticals, Inc. *	68,426
5,010	Alder Biopharmaceuticals, Inc. *	55,110
4,922	Array BioPharma, Inc. *	55,373
596	Avexis, Inc. *	56,507
429	Bluebird Bio, Inc. *	74,131
1,028	Cambrex Corp. *	50,218
729	Clovis Oncology, Inc. *	45,832
4,140	Coherus Biosciences, Inc. *	37,053
958	Eagle Pharmaceuticals, Inc. *	56,580
1,560	Five Prime Therapeutics, Inc. *	41,106
3,310	Halozyme Therapeutics, Inc. *	61,798
4,540	Horizon Pharma PLC *	65,285
2,442	Impax Laboratories, Inc. *	40,659

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 6.6%
3,960	Innoviva, Inc. *	$51,955
909	Intercept Pharmaceuticals, Inc. *	55,822
3,460	Ironwood Pharmaceuticals, Inc. *	59,754
1,310	Juno Therapeutics, Inc. *	71,552
4,407	Lexicon Pharmaceuticals, Inc. *	45,040
414	Ligand Pharmaceuticals, Inc. *	54,586
1,542	Medicines Co. *	44,718
2,437	Nektar Therapeutics *	131,574
19,624	Ophthotech Corp. *	61,619
1,487	Pacira Pharmaceuticals, Inc. *	68,699
1,032	Portola Pharmaceuticals, Inc. *	52,374
1,142	Prestige Brands Holdings, Inc. *	51,618
868	Prothena Corp PLC *	40,353
527	Puma Biotechnology, Inc. *	55,809
1,537	Radius Health, Inc. *	43,513
879	Sage Therapeutics, Inc. *	81,228
1,267	Sarepta Therapeutics, Inc. *	70,534
643	Spark Therapeutics, Inc. *	47,087
1,426	Supernus Pharmaceuticals, Inc. *	53,903
1,644	Theravance Biopharma, Inc. *	46,772
1,049	Ultragenyx Pharmaceutical, Inc. *	52,964
		1,949,552
	CHEMICALS - 2.9%
1,342	AdvanSix, Inc. *	57,773
1,033	Cabot Corp.	63,261
1,734	GCP Applied Technologies, Inc. *	56,789
1,013	HB Fuller Co.	57,305
933	Ingevity Corp. *	74,258
950	Innospec, Inc.	67,830
2,473	Kronos Worldwide, Inc.	69,022
765	Minerals Technologies, Inc.	55,424
1,435	PolyOne Corp.	66,311
381	Quaker Chemical Corp.	62,781
676	Stepan Co.	56,182
809	Trinseo SA	59,704
1,988	Univar, Inc. *	58,567
493	WD-40 Co.	58,864
		864,071
	COMMERCIAL SERVICES - 2.3%
1,399	ABM Industries, Inc.	59,877
1,576	Brady Corp.	61,622
791	Deluxe Corp.	56,240
1,582	FTI Consulting, Inc. *	68,042
1,041	Healthcare Services Group, Inc.	54,059
2,909	HMS Holdings Corp. *	48,086

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	COMMERCIAL SERVICES (continued) - 2.3%
661	Insperity, Inc.	$77,932
1,461	Korn/Ferry International	64,050
2,538	Quad/Graphics, Inc.	57,130
1,679	TriNet Group, Inc. *	75,152
378	UniFirst Corp.	61,803
		683,993
	CONSTRUCTION MATERIALS - 1.1%
1,204	Apogee Enterprises, Inc.	60,236
1,920	Louisiana-Pacific Corp. *	53,011
1,773	Summit Materials, Inc. *	54,538
664	Trex Co., Inc. *	78,193
1,752	Universal Forest Products, Inc.	68,608
		314,586
	CONSUMER PRODUCTS - 3.0%
1,650	B&G Foods, Inc.	63,855
1,371	Cal-Maine Foods, Inc.	68,207
1,525	Central Garden & Pet Co. *	60,436
1,202	Clearwater Paper Corp. *	57,035
264	Coca-Cola Bottling Co. Consolidated	56,947
3,063	Darling Ingredients, Inc. *	54,981
5,302	Dean Foods Co.	59,170
1,220	Energizer Holdings, Inc.	56,035
3,078	Flowers Foods, Inc.	61,498
1,188	Fresh Del Monte Produce, Inc.	57,856
433	J&J Snack Foods Corp.	65,431
916	Nu Skin Enterprises, Inc.	62,206
2,735	Revlon, Inc. *	59,896
345	Sanderson Farms, Inc.	58,543
1,456	Tootsie Roll Industries, Inc.	54,454
		896,550
	CONSUMER SERVICES - 0.8%
1,419	Aaron’s, Inc.	53,525
1,685	Adtalem Global Education, Inc. *	69,843
654	Grand Canyon Education, Inc. *	62,104
870	Matthews International Corp.	49,285
		234,757
	CONTAINERS & PACKAGING - 0.6%
971	Greif, Inc.	52,988
2,623	KapStone Paper and Packaging Corp.	58,309
1,926	Silgan Holdings, Inc.	55,623
		166,920
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.4%
1,595	Fabrinet *	50,896
1,021	Plexus Corp. *	63,823
		114,719

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
1,249	United Natural Foods, Inc. *	$59,977

	DISTRIBUTORS - DISCRETIONARY - 0.2%
1,974	G-III Apparel Group Ltd. *	60,799

	ELECTRICAL EQUIPMENT - 2.1%
1,669	AAON, Inc.	60,835
715	Belden, Inc.	60,553
2,161	Cree, Inc. *	76,802
926	ESCO Technologies, Inc.	60,514
1,227	Generac Holdings, Inc. *	60,332
742	Itron, Inc. *	47,822
296	Littelfuse, Inc.	60,058
1,370	Orbotech Ltd. *	69,404
650	OSI Systems, Inc. *	56,329
814	Watts Water Technologies, Inc.	60,562
		613,211
	ENGINEERING & CONSTRUCTION SERVICES - 1.4%
3,412	Chicago Bridge & Iron Co. NV	55,684
681	Dycom Industries, Inc. *	73,119
765	Exponent, Inc.	57,757
959	Granite Construction, Inc.	63,649
3,096	KBR, Inc.	58,050
1,214	MasTec, Inc. *	54,448
918	TopBuild Corp. *	62,415
		425,122
	FOREST & PAPER PRODUCTS - 0.4%
1,309	Domtar Corp.	63,120
684	Neenah Paper, Inc.	61,150
		124,270
	GAMING, LODGING & RESTAURANTS - 1.6%
532	Buffalo Wild Wings, Inc. *	82,965
1,337	Cheesecake Factory, Inc.	65,566
1,347	DineEquity, Inc.	61,787
2,759	Extended Stay America, Inc.	48,200
574	Jack in the Box, Inc.	59,415
776	Papa John’s International, Inc.	45,365
1,152	Texas Roadhouse, Inc.	58,833
3,580	Wendy’s Co.	53,306
		475,437
	HARDWARE - 3.1%
4,238	3D Systems Corp. *	37,422
2,635	Ciena Corp. *	57,311
2,572	Diebold Nixdorf, Inc.	49,383
1,349	Electronics For Imaging, Inc. *	41,495
8,669	Fitbit, Inc. *	59,469

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	HARDWARE (continued) - 3.1%
1,353	Gigamon, Inc. *	$52,564
5,002	GoPro, Inc. *	42,717
711	InterDigital, Inc.	54,107
3,709	Knowles Corp. *	58,565
1,064	Lumentum Holdings, Inc. *	57,509
1,163	NETGEAR, Inc. *	59,895
1,700	NetScout Systems, Inc. *	52,785
4,122	Pitney Bowes, Inc.	43,982
1,282	Plantronics, Inc.	67,074
3,588	Pure Storage, Inc. *	66,306
2,785	VeriFone Systems, Inc. *	48,292
6,018	Viavi Solutions, Inc. *	56,389
		905,265
	HEALTHCARE FACILITIES - SERVICES - 2.3%
1,205	Acadia Healthcare Co., Inc. *	38,355
1,056	Amedisys, Inc. *	57,024
5,050	Brookdale Senior Living, Inc. *	53,985
542	Charles River Laboratories International, Inc. *	56,476
287	Chemed Corp.	70,585
1,181	HealthEquity, Inc. *	61,258
1,065	INC Research Holdings, Inc. *	40,790
988	LifePoint Health, Inc. *	47,226
670	Magellan Health, Inc. *	56,615
1,949	Owens & Minor, Inc.	37,304
1,739	Premier, Inc. *	50,466
3,028	Select Medical Holdings Corp. *	53,444
3,590	Tenet Healthcare Corp. *	50,619
		674,147
	HOME & OFFICE PRODUCTS - 1.7%
1,108	Armstrong World Industries, Inc. *	66,425
1,386	HNI Corp.	48,510
746	iRobot Corp. *	51,191
1,336	Meritage Homes Corp. *	73,413
2,890	St Joe Co. *	54,332
2,633	Taylor Morrison Home Corp. *	63,613
4,187	TRI Pointe Group, Inc. *	75,868
923	Tupperware Brands Corp.	58,260
		491,612
	INDUSTRIAL SERVICES - 0.7%
684	Anixter International, Inc. *	48,906
927	Applied Industrial Technologies, Inc.	59,282
5,988	Wesco Aircraft Holdings, Inc. *	44,311
979	WESCO International, Inc. *	64,173
		216,672

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,549	Houlihan Lokey, Inc.	$69,147

	INSURANCE - 2.7%
1,965	American Equity Investment Life Holding Co.	62,349
918	Argo Group International Holdings Ltd.	56,228
1,353	Aspen Insurance Holdings Ltd.	55,473
766	FBL Financial Group, Inc.	57,756
1,760	Fidelity & Guaranty Life	54,736
1,466	Horace Mann Educators Corp.	68,462
1,081	Kemper Corp.	74,589
7,474	Maiden Holdings Ltd.	48,581
3,073	National General Holdings Corp.	64,933
987	Navigators Group, Inc.	50,831
726	Primerica, Inc.	75,504
993	RLI Corp.	59,312
1,066	Selective Insurance Group, Inc.	65,239
		793,993
	IRON & STEEL - 1.1%
10,361	AK Steel Holding Corp. *	50,458
2,409	Allegheny Technologies, Inc.	54,853
1,208	Carpenter Technology Corp.	59,711
8,199	Cleveland-Cliffs, Inc. *	54,605
3,059	Commercial Metals Co.	60,691
1,058	Worthington Industries, Inc.	44,013
		324,331
	LEISURE PRODUCTS - 0.1%
2,382	Vista Outdoor, Inc. *	34,325

	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
1,400	Main Street Capital Corporation	56,490

	MACHINERY - 2.7%
2,073	Actuant Corp.	54,727
988	Astec Industries, Inc.	54,705
1,294	Franklin Electric Co., Inc.	59,912
1,492	Hillenbrand, Inc.	67,961
1,253	ITT, Inc.	67,913
579	John Bean Technologies Corp.	69,335
1,457	Kennametal, Inc.	67,925
691	MSA Safety, Inc.	59,426
4,543	Mueller Water Products, Inc.	56,742
703	Regal Beloit Corp.	54,096
2,316	Rexnord Corp. *	57,715
1,279	Terex Corp.	59,806
2,463	Welbilt, Inc. *	55,270
		785,533

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	MANUFACTURED GOODS - 1.4%
1,165	AZZ, Inc.	$56,037
810	Barnes Group, Inc.	53,679
1,856	Gibraltar Industries, Inc. *	61,062
751	Proto Labs, Inc. *	72,246
461	RBC Bearings, Inc. *	61,520
1,185	Timken Co.	59,131
352	Valmont Industries, Inc.	60,826
		424,501
	MEDIA - 1.9%
75	Cable One, Inc.	51,511
13,101	Clear Channel Outdoor Holdings, Inc. *	61,575
3,040	EW Scripps Co. *	45,813
1,079	GrubHub, Inc. *	72,897
1,048	John Wiley & Sons, Inc.	61,989
918	Nexstar Media Group, Inc.	62,332
1,129	Shutterfly, Inc. *	49,879
1,044	Sohu.com, Inc. *	50,519
272	Stamps.com, Inc. *	45,805
2,858	TiVo Corp.	50,872
		553,192
	MEDICAL EQUIPMENT & DEVICES - 4.5%
695	Analogic Corp.	57,546
1,371	Catalent Inc. *	54,552
1,217	Exact Sciences Corp. *	72,387
1,784	Genomic Health, Inc. *	54,037
1,913	Globus Medical, Inc. *	72,713
1,321	Haemonetics Corp. *	76,354
1,224	Halyard Health, Inc. *	59,413
754	Hill-Rom Holdings, Inc.	63,751
315	ICU Medical, Inc. *	67,221
569	Inogen, Inc. *	73,253
980	Insulet Corp. *	70,295
1,137	Integra LifeSciences Holdings Corp. *	55,281
808	LivaNova PLC *	70,441
655	Masimo Corp. *	58,190
1,375	Merit Medical Systems, Inc. *	59,744
4,500	MiMedx Group, Inc. *	52,065
1,617	Myriad Genetics, Inc. *	55,997
1,531	Natus Medical, Inc. *	61,317
755	Neogen Corp. *	63,345
2,022	NxStage Medical, Inc. *	51,945
629	Penumbra, Inc. *	66,234
		1,316,081
	METALS & MINING - 1.1%
6,306	Coeur Mining, Inc. *	48,052
897	Compass Minerals International, Inc.	62,566

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	METALS & MINING (continued) - 1.1%
12,566	Fairmount Santrol Holdings, Inc. *	$60,568
10,880	Hecla Mining Co.	40,691
542	Kaiser Aluminum Corp.	52,498
1,713	US Silica Holdings, Inc.	56,820
		321,195
	OIL, GAS & COAL - 6.7%
2,085	Alliance Holdings GP LP	51,541
2,997	Alliance Resource Partners LP	54,695
4,976	Callon Petroleum Co. *	54,935
3,574	Carrizo Oil & Gas, Inc. *	69,085
2,248	Crestwood Equity Partners LP	53,840
2,216	CVR Energy, Inc.	72,352
1,620	Dominion Energy Midstream Partners LP	52,083
1,283	Dril-Quip, Inc. *	61,520
5,605	Enerplus Corp.	51,062
3,175	EnLink Midstream LLC	53,022
3,649	Forum Energy Technologies, Inc. *	51,816
7,086	Frank’s International NV	44,146
3,820	Gulfport Energy Corp. *	48,896
1,577	Holly Energy Partners LP	52,214
7,000	Kosmos Energy Ltd. *	55,860
7,995	McDermott International, Inc. *	58,044
3,250	MRC Global, Inc. *	51,057
809	Murphy USA, Inc. *	63,790
5,030	NGL Energy Partners LP	62,875
12,701	Noble Corp PLC	53,090
4,195	NOW, Inc. *	43,292
6,136	Oasis Petroleum, Inc. *	62,771
2,098	Oceaneering International, Inc.	40,995
2,106	Oil States International, Inc .*	50,123
2,086	PBF Energy, Inc.	67,524
6,710	QEP Resources, Inc.	64,819
2,631	Rice Midstream Partners LP	54,804
1,974	SemGroup Corp.	47,376
3,169	SM Energy Co.	65,408
2,650	Summit Midstream Partners LP	50,217
1,789	Sunoco LP	52,525
5,289	Superior Energy Services, Inc.	51,039
1,293	Valero Energy Partners LP	53,737
3,104	Viper Energy Partners LP	65,122
2,525	Whiting Petroleum Corp. *	62,999
1,493	World Fuel Services Corp.	41,909
		1,990,583
	PASSENGER TRANSPORTATION - 0.4%
416	Allegiant Travel Co.	63,232

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	PASSENGER TRANSPORTATION (continued) - 0.4%
1,300	SkyWest, Inc.	$67,665
		130,897
	REAL ESTATE - 6.2%
1,948	Acadia Realty Trust	54,602
1,364	American Assets Trust, Inc.	53,687
3,077	Brandywine Realty Trust	53,017
6,346	CBL & Associates Properties, Inc.	35,728
2,141	Chesapeake Lodging Trust	61,746
2,609	Columbia Property Trust, Inc.	59,407
2,163	CoreCivic, Inc.	50,852
502	CoreSite Realty Corp.	56,967
6,077	Cousins Properties, Inc.	54,511
4,856	DiamondRock Hospitality Co.	54,339
1,491	Education Realty Trust, Inc.	54,526
1,869	First Industrial Realty Trust, Inc.	60,836
2,130	GEO Group, Inc.	56,530
2,772	Kite Realty Group Trust	53,305
5,400	Lexington Realty Trust	56,484
1,185	LTC Properties, Inc.	54,320
2,374	Mack-Cali Realty Corp.	52,537
7,171	New York REIT, Inc.	36,142
2,355	Outfront Media, Inc.	55,248
1,644	Pebblebrook Hotel Trust	63,245
3,080	Physicians Realty Trust	55,040
2,746	Piedmont Office Realty Trust, Inc.	54,755
1,106	Potlatch Corp.	57,070
1,083	QTS Realty Trust, Inc.	60,280
1,907	Rayonier, Inc.	60,166
1,969	Rexford Industrial Realty, Inc.	61,767
2,613	RLJ Lodging Trust	56,650
906	Ryman Hospitality Properties, Inc.	62,949
2,496	Sabra Health Care REIT, Inc.	48,023
2,378	Select Income REIT	59,664
1,991	STAG Industrial, Inc.	56,345
1,716	Washington Real Estate Investment Trust	55,461
2,741	Xenia Hotels & Resorts, Inc.	60,275
		1,826,474
	RECREATION FACILITIES & SERVICES - 0.4%
1,561	International Speedway Corp.	64,391
4,571	SeaWorld Entertainment, Inc.	53,709
		118,100
	RENEWABLE ENERGY - 0.2%
726	Advanced Energy Industries, Inc. *	54,428

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	RETAIL - CONSUMER STAPLES - 1.1%
1,097	Big Lots, Inc.	$64,833
1,076	Five Below, Inc. *	66,497
643	PriceSmart, Inc.	54,976
2,977	Sprouts Farmers Market, Inc. *	69,602
1,293	Weis Markets, Inc.	53,233
		309,141
	RETAIL - DISCRETIONARY - 2.8%
3,220	Builders FirstSource, Inc. *	65,688
6,604	Chico’s FAS, Inc.	58,247
483	Children’s Place, Inc.	64,191
1,005	Dillard’s, Inc.	60,401
2,651	DSW, Inc.	56,546
900	FirstCash, Inc.	60,660
2,110	Genesco, Inc. *	65,621
1,401	HSN, Inc.	56,951
480	Lithia Motors, Inc.	56,299
1,034	Monro Muffler Brake, Inc.	52,165
4,046	Party City Holdco, Inc. *	56,239
778	RH *	78,881
2,841	Sally Beauty Holdings, Inc. *	48,439
779	Wayfair, Inc. *	54,522
		834,850
	SEMICONDUCTORS - 3.9%
5,599	Amkor Technology, Inc. *	59,181
1,943	Brooks Automation, Inc.	48,361
744	Cabot Microelectronics Corp.	71,662
229	Coherent, Inc. *	66,859
2,039	Entegris, Inc. *	61,782
1,402	II-VI, Inc. *	66,455
1,461	Inphi Corp. *	60,003
2,242	Integrated Device Technology, Inc. *	67,462
2,487	MaxLinear, Inc. *	65,682
1,240	Mellanox Technologies Ltd. *	73,284
6,544	Oclaro, Inc. *	46,593
760	Power Integrations, Inc.	59,660
4,313	Rambus, Inc. *	63,832
1,575	Semtech Corp. *	53,629
715	Silicon Laboratories, Inc. *	65,136
1,238	Silicon Motion Technology Corp. - ADR	64,079
1,497	Synaptics, Inc. *	56,497
3,064	Vishay Intertechnology, Inc.	67,102
2,245	Xperi Corp.	43,329
		1,160,588
	SOFTWARE - 4.5%
1,057	2U, Inc. *	67,754
2,374	ACI Worldwide, Inc. *	54,317

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	SOFTWARE (continued) - 4.5%
2,292	Acxiom Corp. *	$62,457
4,212	Allscripts Healthcare Solutions, Inc. *	60,232
3,046	Box, Inc. *	64,057
934	CommVault Systems, Inc. *	50,343
1,487	Cornerstone OnDemand, Inc. *	54,974
1,116	Envestnet, Inc. *	54,851
3,409	Evolent Health, Inc. *	43,806
3,328	FireEye, Inc. *	47,058
756	HubSpot, Inc. *	61,198
3,350	Inovalon Holdings, Inc. *	53,265
495	LogMeIn, Inc.	58,905
448	MicroStrategy, Inc. *	61,268
1,188	New Relic, Inc. *	66,861
1,148	Omnicell, Inc. *	60,155
756	Paycom Software, Inc. *	61,992
1,213	Paylocity Holding Corp. *	55,968
964	Pegasystems, Inc.	48,634
1,494	Progress Software Corp.	61,762
1,416	RealPage, Inc. *	64,216
6,153	Synchronoss Technologies, Inc. *	61,776
1,343	Verint Systems, Inc. *	58,756
		1,334,605
	SPECIALTY FINANCE - 2.2%
2,523	Aircastle Ltd.	61,814
3,018	Apollo Commercial Real Estate Finance, Inc.	56,286
1,300	Blackhawk Network Holdings, Inc. *	47,775
2,114	Cardtronics PLC *	39,595
657	Ellie Mae, Inc. *	58,072
1,165	Green Dot Corp. *	71,997
3,239	Invesco Mortgage Capital, Inc.	57,201
4,720	MGIC Investment Corp. *	69,006
3,046	Nationstar Mortgage Holdings, Inc. *	55,041
1,125	Nelnet, Inc.	60,266
2,046	PRA Group, Inc. *	71,201
		648,254
	TECHNOLOGY SERVICES - 1.8%
406	CACI International, Inc. *	53,572
2,239	Convergys Corp.	55,259
979	ExlService Holdings, Inc. *	60,091
1,316	ManTech International Corp.	67,089
709	Medidata Solutions, Inc.*	47,248
3,267	NIC, Inc.	54,232
2,905	Syntel, Inc. *	74,397
3,637	Travelport Worldwide Ltd.	48,700
948	WageWorks, Inc. *	60,814
		521,402

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	TELECOMMUNICATIONS - 1.4%
4,277	8x8, Inc. *	$60,306
1,144	Cogent Communications Holdings, Inc.	53,596
2,880	Consolidated Communications Holdings, Inc.	40,723
1,438	RingCentral, Inc. *	67,802
2,021	Telephone & Data Systems, Inc.	55,961
1,559	United States Cellular Corp. *	58,993
6,927	Vonage Holdings Corp. *	70,517
		407,898
	TRANSPORTATION & LOGISTICS - 1.4%
1,037	Forward Air Corp.	59,005
2,450	Heartland Express, Inc.	55,958
1,354	Hub Group, Inc. *	64,721
1,375	Knight Transportation, Inc. *	58,672
572	Landstar System, Inc.	59,030
1,765	Mobile Mini, Inc.	63,364
1,599	Werner Enterprises, Inc.	61,082
		421,832
	TRANSPORTATION EQUIPMENT - 0.2%
1,325	Navistar International Corp. *	53,941

	UTILITIES - 3.9%
740	ALLETE, Inc.	59,570
1,128	American States Water Co.	65,074
1,082	Avista Corp.	56,199
777	Black Hills Corp.	45,462
1,446	California Water Service Group	65,938
1,012	El Paso Electric Co.	61,631
1,610	Hawaiian Electric Industries, Inc.	61,743
860	MGE Energy, Inc.	56,760
1,350	New Jersey Resources Corp.	60,210
1,391	NextEra Energy Partners LP	54,291
858	Northwest Natural Gas Co.	59,331
963	NorthWestern Corp.	61,882
2,858	NRG Yield, Inc.	54,445
750	ONE Gas, Inc.	59,437
938	Ormat Technologies, Inc.	61,486
1,329	Otter Tail Corp.	64,191
2,165	Pattern Energy Group, Inc.	48,799
1,621	South Jersey Industries, Inc.	54,887
2,236	Suburban Propane Partners LP	53,977
4,136	TerraForm Power, Inc. *	49,963
		1,155,276

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
650	Cantel Medical Corp.	$69,212
979	Clean Harbors, Inc. *	52,729
3,930	Covanta Holding Corp.	59,736
1,253	Tetra Tech, Inc.	62,650
		244,327

	TOTAL COMMON STOCKS (Cost $27,671,804)	29,186,646

	TOTAL INVESTMENTS - 98.9% (Cost $27,671,804) (a)	$29,186,646
	OTHER ASSETS LESS LIABILITIES - 1.1%	312,540
	NET ASSETS - 100.0%	$29,499,186

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,653,515 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,284,457
Unrealized Depreciation	(1,751,326)
Net Unrealized Appreciation:	$1,533,131

*	Non - Income producing security

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2017

Principal ($)		Value
	CORPORATE BONDS - 94.2%
	AEROSPACE & DEFENSE - 2.5%
92,000	General Dynamics Corp., 3.875% due 7/15/2021	$96,763
142,000	General Dynamics Corp., 2.250% due 11/15/2022	140,502
100,000	Harris Corp., 1.999% due 4/27/2018	100,060
20,000	Harris Corp., 3.832% due 4/27/2025	20,711
100,000	L3 Technologies, Inc., 4.950% due 2/15/2021	106,470
100,000	L3 Technologies, Inc., 3.850% due 12/15/2026	103,088
		567,594
	APPAREL & TEXTILE PRODUCTS - 0.4%
92,000	VF Corp., 3.500% due 9/1/2021	95,156

	AUTO PARTS MANUFACTURING - 0.4%
92,000	Delphi Automotive PLC, 4.250% due 1/15/2026	97,803

	BANKS - 0.2%
44,000	People’s United Financial, Inc., 3.650% due 12/6/2022	45,002

	BIOTECHNOLOGY - 2.2%
120,000	Celgene Corp., 2.125% due 8/15/2018	120,322
92,000	Celgene Corp., 2.250% due 5/15/2019	91,977
92,000	Celgene Corp., 3.950% due 10/15/2020	95,582
92,000	Celgene Corp., 3.625% due 5/15/2024	94,306
100,000	Celgene Corp., 3.875% due 8/15/2025	103,141
		505,328
	CHEMICALS - 4.2%
250,000	LyondellBasell Industries NV, 5.000% due 4/15/2019	257,354
250,000	LyondellBasell Industries NV, 6.000% due 11/15/2021	277,888
250,000	LyondellBasell Industries NV, 5.750% due 4/15/2024	283,757
111,000	PPG Industries, Inc., 3.600% due 11/15/2020	114,163
		933,162
	CONSUMER FINANCE - 1.9%
135,000	Fidelity National Information Services, Inc., 4.500% due 10/15/2022	144,588
275,000	Fiserv, Inc., 3.500% due 10/1/2022	282,940
		427,528
	CONSUMER SERVICES - 0.3%
58,000	Block Financial LLC, 5.500% due 11/1/2022	62,641

	CONTAINERS & PACKAGING - 2.0%
92,000	Bemis Co., Inc., 6.800% due 8/1/2019	98,563
250,000	International Paper Co., 3.650% due 6/15/2024	259,365
100,000	International Paper Co., 3.000% due 2/15/2027	96,855
		454,783
	DEPARTMENT STORES - 0.5%
100,000	Kohl’s Corp., 4.250% due 7/17/2025	101,453

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Principal ($)		Value
	ELECTRICAL EQUIPMENT MANUFACTURING - 2.7%
231,000	Amphenol Corp., 2.550% due 1/30/2019	$232,361
92,000	Amphenol Corp., 4.000% due 2/1/2022	96,480
100,000	Roper Technologies, Inc., 2.050% due 10/1/2018	100,023
69,000	Roper Technologies, Inc., 6.250% due 9/1/2019	73,599
100,000	Roper Technologies, Inc., 3.800% due 12/15/2026	102,994
		605,457
	EXPLORATION & PRODUCTION - 5.8%
17,000	ConocoPhillips Co., 2.875% due 11/15/2021	17,198
192,000	ConocoPhillips Co., 2.400% due 12/15/2022	189,821
192,000	ConocoPhillips Co., 3.350% due 11/15/2024	196,789
192,000	EOG Resources, Inc., 5.625% due 6/1/2019	201,641
100,000	EOG Resources, Inc., 2.450% due 4/1/2020	100,131
92,000	EOG Resources, Inc., 2.625% due 3/15/2023	90,856
10,000	EOG Resources, Inc., 4.150% due 1/15/2026	10,585
92,000	Occidental Petroleum Corp., 4.100% due 2/1/2021	96,508
100,000	Occidental Petroleum Corp., 2.600% due 4/15/2022	100,242
192,000	Occidental Petroleum Corp., 2.700% due 2/15/2023	192,467
100,000	Occidental Petroleum Corp., 3.400% due 4/15/2026	102,687
		1,298,925
	FINANCIAL SERVICES - 0.5%
100,000	Nasdaq, Inc., 5.550% due 1/15/2020	106,459
14,000	Nasdaq, Inc., 4.250% due 6/1/2024	14,805
		121,264
	FOOD & BEVERAGE - 2.5%
92,000	Dr Pepper Snapple Group, Inc., 3.400% due 11/15/2025	92,733
100,000	JM Smucker Co., 2.500% due 3/15/2020	100,404
100,000	JM Smucker Co., 3.500% due 10/15/2021	102,996
100,000	JM Smucker Co., 3.500% due 3/15/2025	101,982
91,000	Mead Johnson Nutrition Co., 4.900% due 11/1/2019	95,637
69,000	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	73,427
		567,179
	HARDWARE - 0.4%
10,000	Seagate HDD Cayman 3.750% due 11/15/2018	10,156
69,000	Seagate HDD Cayman 4.750% due 6/1/2023	69,992
		80,148
	HEALTHCARE FACILITIES & SERVICES - 3.4%
92,000	AmerisourceBergen Corp., 3.500% due 11/15/2021	94,502
92,000	AmerisourceBergen Corp., 3.400% due 5/15/2024	93,339
92,000	AmerisourceBergen Corp., 3.250% due 3/1/2025	91,976
169,000	Express Scripts Holding Co., 3.900% due 2/15/2022	175,807
100,000	Express Scripts Holding Co., 4.500% due 2/25/2026	105,677
100,000	Express Scripts Holding Co., 3.400% due 3/1/2027	97,802
111,000	Medco Health Solutions, Inc., 7.125% due 3/15/2018	112,623
		771,726
	HOME IMPROVEMENT- 0.3%
69,000	Stanley Black & Decker, Inc., 3.400% due 12/1/2021	70,901

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Principal ($)		Value
	INDUSTRIAL OTHER - 0.5%
114,000	Fluor Corp., 3.500% due 12/15/2024	$116,586

	LIFE INSURANCE - 0.3%
69,000	Unum Group, 5.625% due 9/15/2020	74,605

	MACHINERY MANUFACTURING - 3.8%
50,000	Caterpillar Financial Services Corp., 1.300% due 3/1/2018	49,964
100,000	Caterpillar Financial Services Corp., 2.450% due 9/6/2018	100,423
192,000	Caterpillar Financial Services Corp., 7.150% due 2/15/2019	203,576
92,000	Dover Corp., 4.300% due 3/1/2021	97,085
100,000	Illinois Tool Works, Inc., 1.950% due 3/1/2019	100,023
170,000	Illinois Tool Works, Inc., 6.250% due 4/1/2019	179,214
92,000	Parker-Hannifin Corp., 3.300% due 11/21/2024	94,678
20,000	Pentair Finance SA, 2.650% due 12/1/2019	19,938
		844,901
	MASS MERCHANTS - 0.9%
192,000	Costco Wholesale Corporation, 1.700% due 12/15/2019	190,953

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.1%
100,000	Stryker Corporation, 1.300% due 4/1/2018	99,883
142,000	Stryker Corporation, 4.375% due 1/15/2020	148,065
100,000	Stryker Corporation, 2.625% due 3/15/2021	100,535
92,000	Stryker Corporation, 3.375% due 11/1/2025	94,188
100,000	Stryker Corporation, 3.500% due 3/15/2026	103,029
42,000	Zimmer Biomet Holdings, Inc., 4.625% due 11/30/2019	43,784
100,000	Zimmer Biomet Holdings, Inc., 3.550% due 4/01/2025	100,041
		689,525
	METALS & MINING - 0.6%
132,000	Newmont Mining Corp., 5.125% due 10/1/2019	138,139

	OIL & GAS SERVICES & EQUIPMENT - 1.8%
110,000	Halliburton Co., 2.000% due 8/1/2018	110,116
92,000	Halliburton Co., 3.800% due 11/15/2025	94,945
192,000	National Oilwell Varco, Inc., 2.600% due 12/1/2022	187,980
		393,041
	PHARMACEUTICALS - 2.2%
100,000	AbbVie, Inc., 1.800% due 5/14/2018	100,002
100,000	AbbVie, Inc., 2.000% due 11/6/2018	100,049
100,000	AbbVie, Inc., 3.600% due 5/14/2025	102,336
192,000	AbbVie, Inc., 3.200% due 5/14/2026	190,314
		492,701
	PIPELINE - 4.2%
40,000	Kinder Morgan Energy Partners LP, 9.000% due 2/1/2019	42,928
65,000	Kinder Morgan Energy Partners LP, 6.850% due 2/15/2020	70,846
140,000	Kinder Morgan Energy Partners LP, 5.300% due 9/15/2020	149,609
100,000	Kinder Morgan Energy Partners LP, 3.950% due 9/1/2022	103,610

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Principal ($)		Value
	PIPELINE (continued) - 4.2%
14,000	Kinder Morgan Energy Partners LP, 4.300% due 5/1/2024	$14,551
100,000	Kinder Morgan, Inc., 4.300% due 6/1/2025	103,596
92,000	ONEOK Partners LP, 4.900% due 3/15/2025	98,589
92,000	Williams Partners LP, 5.250% due 3/15/2020	97,584
100,000	Williams Partners LP, 3.350% due 8/15/2022	101,490
100,000	Williams Partners LP, 4.300% due 3/4/2024	104,950
35,000	Williams Partners LP, 3.900% due 1/15/2025	35,686
20,000	Williams Partners LP, 4.000% due 9/15/2025	20,414
		943,853
	RAILROAD - 3.8%
110,000	Norfolk Southern Corp., 3.250% due 12/1/2021	112,367
92,000	Norfolk Southern Corp., 3.000% due 4/1/2022	93,467
92,000	Norfolk Southern Corp., 3.850% due 1/15/2024	97,016
40,000	Norfolk Southern Corp., 2.900% due 6/15/2026	39,294
192,000	Union Pacific Corp., 4.000% due 2/1/2021	201,291
92,000	Union Pacific Corp., 3.646% due 2/15/2024	96,806
20,000	Union Pacific Corp., 3.750% due 3/15/2024	21,171
100,000	Union Pacific Corp., 2.750% due 3/1/2026	98,540
100,000	Union Pacific Corp., 3.000% due 4/15/2027	100,152
		860,104
	REAL ESTATE - 15.0%
148,000	American Tower Corp., 3.400% due 2/15/2019	149,770
100,000	American Tower Corp., 3.125% due 1/15/2027	96,017
92,000	AvalonBay Communities, Inc., 2.950% due 9/15/2022	93,165
40,000	AvalonBay Communities, Inc., 2.850% due 3/15/2023	40,087
74,000	Boston Properties LP, 5.875% due 10/15/2019	78,331
35,000	Boston Properties LP, 5.625% due 11/15/2020	37,946
192,000	Boston Properties LP, 4.125% due 5/15/2021	201,582
100,000	Boston Properties LP, 2.750% due 10/1/2026	94,568
92,000	CC Holdings GS V LLC, 3.849% due 4/15/2023	95,149
100,000	Crown Castle International Corp., 5.250% due 1/15/2023	109,888
142,000	ERP Operating LP, 4.625% due 12/15/2021	152,777
69,000	ERP Operating LP, 3.000% due 4/15/2023	69,848
46,000	HCP, Inc., 3.750% due 2/1/2019	46,610
43,000	HCP, Inc., 4.000% due 12/1/2022	45,016
92,000	Kimco Realty Corp., 3.400% due 11/1/2022	93,991
100,000	Kimco Realty Corp., 2.700% due 3/1/2024	97,163
92,000	Prologis LP, 4.250% due 8/15/2023	98,975
92,000	Prologis LP, 3.750% due 11/1/2025	96,884
100,000	Simon Property Group LP, 2.200% due 2/1/2019	100,261
100,000	Simon Property Group LP, 4.375% due 3/1/2021	105,912
92,000	Simon Property Group LP, 2.500% due 7/15/2021	92,386
164,000	Simon Property Group LP, 4.125% due 12/1/2021	173,330
92,000	Simon Property Group LP, 2.750% due 2/1/2023	92,221
100,000	Simon Property Group LP, 3.750% due 2/1/2024	104,277
192,000	Ventas Realty LP, 4.250% due 3/1/2022	201,744

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Principal ($)		Value
	REAL ESTATE (continued) - 15.0%
92,000	Ventas Realty LP, 3.750% due 5/1/2024	$94,590
92,000	Ventas Realty LP, 3.500% due 2/1/2025	92,783
10,000	Ventas Realty LP, 4.125% due 1/15/2026	10,411
115,000	Ventas Realty LP, 3.250% due 10/15/2026	112,098
92,000	Welltower, Inc., 4.125% due 4/1/2019	93,928
100,000	Welltower, Inc., 6.125% due 4/15/2020	108,413
92,000	Welltower, Inc., 4.950% due 1/15/2021	98,243
92,000	Welltower, Inc., 4.500% due 1/15/2024	98,135
92,000	Welltower, Inc., 4.000% due 6/1/2025	95,301
		3,371,800
	REFINING & MARKETING - 3.3%
129,000	Marathon Petroleum Corp., 2.700% 12/14/2018	129,793
92,000	Marathon Petroleum Corp., 3.625% due 9/15/2024	93,623
192,000	Phillips 66, 4.300% due 4/1/2022	204,140
92,000	Valero Energy Corp., 9.375% due 3/15/2019	100,234
192,000	Valero Energy Corp., 6.125% due 2/1/2020	206,976
10,000	Valero Energy Corp., 3.400% due 9/15/2026	9,918
		744,684
	RETAIL - CONSUMER DISCRETIONARY - 5.9%
142,000	AutoZone, Inc., 4.000% due 11/15/2020	147,424
50,000	AutoZone, Inc., 2.500% due 4/15/2021	49,666
92,000	AutoZone, Inc., 3.125% due 7/15/2023	92,291
100,000	AutoZone, Inc., 3.750% due 6/1/2027	100,846
192,000	Lowe’s Companies, Inc., 4.625% due 4/15/2020	200,785
69,000	Lowe’s Companies, Inc., 3.750% due 4/15/2021	72,031
92,000	Lowe’s Companies, Inc., 3.800% due 11/15/2021	96,275
92,000	Lowe’s Companies, Inc., 3.120% due 4/15/2022	94,459
92,000	Lowe’s Companies, Inc., 3.125% due 9/15/2024	93,375
120,000	Lowe’s Companies, Inc., 3.375% due 9/15/2025	122,798
100,000	Lowe’s Companies, Inc., 2.500% due 4/15/2026	95,454
100,000	Lowe’s Companies, Inc., 3.100% due 5/3/2027	99,428
44,000	O’Reilly Automotive, Inc., 4.875% due 1/14/2021	46,739
		1,311,571
	RETAIL - CONSUMER STAPLES - 1.9%
27,000	Sysco Corp., 5.250% due 2/12/2018	27,165
92,000	Sysco Corp., 2.600% due 6/12/2022	91,832
92,000	Sysco Corp., 3.750% due 10/1/2025	95,807
100,000	Sysco Corp., 3.300% due 7/15/2026	100,621
100,000	Sysco Corp., 3.250% due 7/15/2027	99,634
		415,059
	SEMICONDUCTORS - 2.8%
92,000	Analog Devices, Inc., 3.900% due 12/15/2025	96,030
342,000	Broadcom Corp., 2.375% due 1/15/2020 - 144A	338,997
200,000	Broadcom Corp., 3.875% due 1/15/2027 - 144A	196,354
		631,381

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Principal ($)		Value
	UTILITIES - 13.9%
69,000	CenterPoint Energy Resources Corp., 4.500% due 1/15/2021	$72,518
100,000	Dominion Energy, Inc., 6.400% due 6/15/2018	102,473
111,000	Dominion Energy, Inc., 1.900% due 6/15/2018	111,027
250,000	Dominion Energy, Inc., 1.875% due 1/15/2019	248,997
250,000	Dominion Energy, Inc., 2.962% due 7/1/2019 +	252,262
92,000	Dominion Energy, Inc., 5.200% due 8/15/2019	96,459
100,000	Dominion Energy, Inc., 2.579% due 7/1/2020	100,118
250,000	Dominion Energy, Inc., 4.450% due 3/15/2021	265,020
112,000	Dominion Energy, Inc., 3.625% due 12/1/2024	115,678
92,000	Dominion Energy, Inc., 3.900% due 10/1/2025	96,193
92,000	Entergy Texas, Inc., 7.125% due 2/1/2019	97,091
45,000	Kentucky Utilities Co., 3.300% due 10/1/2025	46,086
92,000	NextEra Energy Capital Holdings, Inc., 6.000% due 3/1/2019	96,278
92,000	NiSource Finance Corp., 6.800% due 1/15/2019	96,616
100,000	NiSource Finance Corp., 3.490% due 5/15/2027	101,125
92,000	NSTAR Electric Co., 2.375% due 10/15/2022	91,053
92,000	PPL Capital Funding, Inc., 4.200% due 6/15/2022	97,535
250,000	PPL Capital Funding, Inc., 3.500% due 12/1/2022	256,384
92,000	PPL Electric Utilities Corp., 3.000% due 9/15/2021	93,785
10,000	PPL Electric Utilities Corp., 2.500% due 9/1/2022	9,923
192,000	Public Service Co of Colorado, 5.125% due 6/1/2019	200,370
92,000	Public Service Co of Colorado, 3.200% due 11/15/2020	94,233
92,000	Virginia Electric & Power Co., 2.750% due 3/15/2023	91,933
100,000	WEC Energy Group, Inc., 1.650% due 6/15/2018	99,918
92,000	WEC Energy Group, Inc., 3.550% due 6/15/2025	94,471
92,000	Xcel Energy, Inc., 4.700% due 5/15/2020	96,262
		3,123,808

	TOTAL CORPORATE BONDS (Cost $21,285,293)	21,148,761

	TOTAL INVESTMENTS - 94.2% (Cost $21,285,293) (a)	$21,148,761
	OTHER ASSETS LESS LIABILITIES - 5.8%	1,304,568
	NET ASSETS - 100.0%	$22,453,329

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,285,293 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,390
Unrealized Depreciation	(147,922)
Net Unrealized Depreciation:	$(136,532)

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At November 30, 2017 144A securities amounted to $535,351 or 2.4% of net assets.

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

+	Step Coupon

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS
November 30, 2017

Shares		Value
	COMMON STOCKS - 98.5%
	AEROSPACE & DEFENSE - 3.0%
635	General Dynamics Corp.	$131,547
255	Harris Corp.	36,847
95	Huntington Ingalls Industries, Inc.	22,959
		191,353
	ASSET MANAGEMENT - 0.9%
1,125	TD Ameritrade Holding Corp.	57,566

	AUTOMOTIVE - 2.7%
580	Delphi Automotive PLC	60,709
365	Tesla, Inc. *	112,730
		173,439
	BANKING - 0.4%
110	SVB Financial Group *	25,040

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.3%
3,275	AbbVie, Inc.	317,413
485	Alexion Pharmaceuticals, Inc. *	53,258
240	Regeneron Pharmaceuticals, Inc. *	86,846
535	Vertex Pharmaceuticals, Inc. *	77,195
		534,712
	CHEMICALS - 0.9%
230	Albemarle Corp.	30,894
165	International Flavors & Fragrances, Inc.	25,648
		56,542
	COMMERCIAL SERVICES - 1.8%
225	Cintas Corp.	35,424
615	Ecolab, Inc.	83,591
		119,015
	CONSTRUCTION MATERIALS - 0.9%
125	Martin Marietta Materials, Inc.	26,049
270	Vulcan Materials Co.	33,925
		59,974
	CONSUMER PRODUCTS - 1.9%
385	Dr Pepper Snapple Group, Inc.	34,723
275	McCormick & Co., Inc.	28,099
750	Tyson Foods, Inc.	61,688
		124,510
	CONTAINERS & PACKAGING - 1.3%
870	International Paper Co.	49,251
520	WestRock Co.	32,453
		81,704
	DISTRIBUTORS - CONSUMER STAPLES - 1.0%
1,095	Sysco Corp.	63,214

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	ELECTRICAL EQUIPMENT - 10.4%
480	AMETEK, Inc.	$34,891
655	Amphenol Corp.	59,337
365	AO Smith Corp.	23,148
945	Eaton Corp PLC	73,502
1,320	Emerson Electric Co.	85,562
1,595	Honeywell International, Inc.	248,756
1,980	Johnson Controls International PLC	74,527
740	TE Connectivity Ltd.	69,886
		669,609
	HARDWARE - 2.4%
390	Garmin Ltd.	24,211
845	Juniper Networks, Inc.	23,457
565	NetApp, Inc.	31,928
590	Seagate Technology PLC	22,750
625	Western Digital Corp.	49,288
		151,634
	HEALTH CARE FACILITIES & SERVICES - 3.1%
440	AmerisourceBergen Corp.	37,321
365	Centene Corp. *	37,263
375	DaVita, Inc. *	22,897
1,195	Express Scripts Holding Co. *	77,890
320	Henry Schein, Inc. *	22,864
		198,235
	HOME & OFFICE PRODUCTS - 1.1%
115	Snap-on, Inc.	19,484
320	Stanley Black & Decker, Inc.	54,282
		73,766
	INDUSTRIAL SERVICES - 0.5%
180	United Rentals, Inc. *	28,706

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
370	Nasdaq, Inc.	29,289

	INSURANCE - 1.2%
845	Aflac, Inc.	74,056

	IRON & STEEL - 0.6%
650	Nucor Corp.	37,375

	MACHINERY - 5.6%
680	Deere & Co.	101,905
330	Dover Corp.	32,244
720	Illinois Tool Works, Inc.	121,860
275	Parker-Hannifin Corp.	51,560
380	Pentair PLC	27,041

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	MACHINERY (continued) - 5.6%
385	Xylem, Inc.	$26,696
		361,306
	MEDICAL EQUIPMENT & DEVICES - 1.8%
680	Agilent Technologies, Inc.	47,083
305	Illumina, Inc. *	70,159
		117,242
	METALS & MINING - 0.7%
1,150	Newmont Mining Corp.	42,539

	OIL, GAS & COAL - 8.2%
510	Cheniere Energy, Inc. *	24,643
2,595	ConocoPhillips	132,034
1,955	Halliburton Co.	81,680
375	Pioneer Natural Resources Co.	58,515
3,185	Schlumberger Ltd.	200,177
1,090	TechnipFMC PLC	31,218
		528,267
	REAL ESTATE - 9.1%
910	American Tower Corp.	130,976
845	Crown Castle International Corp.	95,485
165	Equinix, Inc.	76,641
790	Equity Residential	52,788
155	Federal Realty Investment Trust	20,492
1,135	Prologis, Inc.	75,171
685	Simon Property Group, Inc.	110,799
230	SL Green Realty Corp.	23,513
		585,865
	RETAIL - DISCRETIONARY - 2.4%
1,815	Lowe’s Cos, Inc.	151,317

	SEMICONDUCTORS - 7.1%
780	Analog Devices, Inc.	67,166
2,370	Micron Technology, Inc. *	100,464
1,245	NVIDIA Corp.	249,884
535	Xilinx, Inc.	37,188
		454,702
	SOFTWARE - 2.0%
310	Citrix Systems, Inc. *	27,165
195	Palo Alto Networks, Inc. *	28,421
315	Synopsys, Inc. *	28,470
445	Workday, Inc. *	45,835
		129,891
	SPECIALTY FINANCE - 1.8%
445	Fiserv, Inc. *	58,495
1,615	Synchrony Financial	57,962
		116,457

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2017

Shares		Value
	TECHNOLOGY SERVICES - 3.4%
1,145	Cognizant Technology Solutions Corp.	$82,761
260	Equifax, Inc.	29,671
190	Gartner, Inc. *	22,969
760	Paychex, Inc.	51,156
345	Verisk Analytics, Inc. *	33,265
		219,822
	TRANSPORTATION & LOGISTICS - 3.8%
230	JB Hunt Transport Services, Inc.	25,562
1,710	Union Pacific Corp.	216,315
		241,877
	TRANSPORTATION EQUIPMENT - 0.8%
730	PACCAR, Inc.	51,341

	UTILITIES - 7.0%
480	Alliant Energy Corp.	21,653
1,035	American Electric Power Co., Inc.	80,347
365	American Water Works Co., Inc.	33,419
910	CenterPoint Energy, Inc.	27,309
1,340	Dominion Energy, Inc.	112,734
360	Entergy Corp.	31,133
670	Eversource Energy	43,450
1,065	Public Service Enterprise Group, Inc.	56,509
655	WEC Energy Group, Inc.	45,516
		452,070
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.9%
710	Republic Services, Inc.	46,107
930	Waste Management, Inc.	76,493
		122,600

	TOTAL COMMON STOCKS (Cost $6,193,563)	6,325,035

	TOTAL INVESTMENTS - 98.5% (Cost $6,193,563) (a)	$6,325,035
	OTHER ASSETS LESS LIABILITIES - 1.5%	98,373
	NET ASSETS - 100.0%	$6,423,408

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,193,223 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$212,051
Unrealized Depreciation	(80,239)
Net Unrealized Appreciation:	$131,812

*	Non-Income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2017

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$47,340,064	$27,671,804	$21,285,293	$6,193,563
At value	$51,221,177	$29,186,646	$21,148,761	$6,325,035
Cash	1,021,954	319,984	1,137,296	90,015
Foreign currencies (Cost $641,669)	646,196	—	—	—
Dividends and interest receivable	86,416	28,602	205,025	10,484
Due from Advisor	—	—	10,872	14,867
Prepaid expenses	2,046	882	—	—
TOTAL ASSETS	52,977,789	29,536,114	22,501,954	6,440,401

LIABILITIES
Investment advisory fees payable	8,779	7,416	—	—
Payable to related parties	1,463	1,104	8,106	3,950
Accrued expenses and other liabilities	38,104	28,408	40,519	13,043
TOTAL LIABILITIES	48,346	36,928	48,625	16,993
NET ASSETS	$52,929,443	$29,499,186	$22,453,329	$6,423,408

Net Assets Consist Of:
Paid in capital	$48,705,427	$27,517,713	$22,572,218	$6,280,535
Undistributed net investment income	124,555	75,989	17,487	11,397
Accumulated net realized gain from investments and foreign currency transactions	212,696	390,642	156	4
Net unrealized appreciation (depreciation) of investments and foreign currency translations	3,886,765	1,514,842	(136,532)	131,472
NET ASSETS	$52,929,443	$29,499,186	$22,453,329	$6,423,408

Net Asset Value Per Share:
Net Assets	$52,929,443	$29,499,186	$22,453,329	$6,423,408
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,900,000	1,100,000	900,000	250,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$27.86	$26.82	$24.95	$25.69

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2017

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF *	Cap Impact ETF *	Bond Impact ETF **	Inspire 100 ETF ***
INVESTMENT INCOME
Dividends	$768,400	$297,262	$—	$13,069
Interest	3,347	750	173,755	—
Less: Foreign withholding taxes	(44,649)	(182)	—	(14)
TOTAL INVESTMENT INCOME	727,098	297,830	173,755	13,055

EXPENSES
Investment advisory fees	88,569	51,931	20,992	1,389
Administrative services	31,826	32,292	25,086	2,803
Transfer agent fees	18,508	11,256	5,272	1,189
Legal fees	16,183	11,448	8,640	4,000
Custodian fees	14,814	16,345	9,473	1,304
Audit fees	14,391	14,391	14,482	1,223
Printing and postage expenses	11,409	8,224	6,619	3,000
Professional fees	11,102	5,603	4,996	1,147
Trustees fees and expenses	9,330	7,740	6,002	1,274
Insurance expense	756	756	392	85
Other Expenses	6,612	4,113	4,657	500
TOTAL EXPENSES	223,500	164,099	106,611	17,914

Less: Fees waived/reimbursed by the Advisor	(30,707)	(51,103)	(60,773)	(16,256)
NET EXPENSES	192,793	112,996	45,838	1,658

NET INVESTMENT INCOME	534,305	184,834	127,917	11,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	—	225,378	—	—
Investments	205,159	370,043	156	4
Foreign currency transactions	13,144	2	—	—
	218,303	595,423	156	4
Net change in unrealized appreciation (depreciation) on:
Investments	3,881,113	1,514,842	(136,532)	131,472
Foreign currency translations	5,652	—	—	—
	3,886,765	1,514,842	(136,532)	131,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,105,068	2,110,265	(136,376)	131,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,639,373	$2,295,099	$(8,459)	$142,873

*	The Inspire Global Hope ETF and the Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

**	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

***	The Inspire 100 ETF commenced operations on October 30, 2017.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended November 30, 2017

	Inspire Global Hope	Inspire Small/Mid Cap	Inspire Corporate
	ETF (a)	Impact ETF (a)	Bond Impact ETF (b)	Inspire 100 ETF (c)
FROM OPERATIONS
Net investment income	$534,305	$184,834	$127,917	$11,397
Net realized gain on investments and foreign currency transactions	218,303	595,423	156	4
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,886,765	1,514,842	(136,532)	131,472
Net increase (decrease) in net assets resulting from operations	4,639,373	2,295,099	(8,459)	142,873

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(433,285)	(104,210)	(110,430)	—
Net decrease in net assets resulting from distributions to shareholders	(433,285)	(104,210)	(110,430)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	48,723,355	29,820,171	22,572,218	6,280,535
Cost of shares redeemed	—	(2,511,874)	—	—
Net increase in net assets resulting from shares of beneficial interest	48,723,355	27,308,297	22,572,218	6,280,535

TOTAL INCREASE IN NET ASSETS	52,929,443	29,499,186	22,453,329	6,423,408

NET ASSETS
Beginning of Period	—	—	—	—
End of Period*	$52,929,443	$29,499,186	$22,453,329	$6,423,408
* Includes undistributed net investment income of:	$124,555	$75,989	$17,487	$11,397

SHARE ACTIVITY
Shares Sold	1,900,000	1,200,000	900,000	250,000
Shares Redeemed	—	(100,000)	—	—
Net increase in shares of beneficial interest outstanding	1,900,000	1,100,000	900,000	250,000

(a)	The Inspire Global Hope ETF and the Inspire Corporate Bond Impact ETF commenced operations on February 27, 2017.

(b)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(c)	The Inspire 100 ETF commenced operations on October 30, 2017.

See accompanying notes to financial statements.

The Inspire ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF (1)	Cap Impact ETF (1)	Bond Impact ETF (2)	Inspire 100 ETF (3)
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00
Activity from investment operations:
Net investment income	0.36	0.20	0.18	0.05
Net realized and unrealized gain (loss) on investments	2.78	1.73	(0.09)	0.64
Total from investment operations	3.14	1.93	0.09	0.69
Less distributions from:
Net investment income	(0.28)	(0.11)	(0.14)	—
Total distributions	(0.28)	(0.11)	(0.14)	—
Net asset value, end of period	$27.86	$26.82	$24.95	$25.69
Total return (5)(7)	12.63%	7.75%	0.37%	2.76%
Net assets, at end of period (000s)	$52,929	$29,499	$22,453	$6,423
Ratio of gross expenses to average net assets (4)	0.75%	0.94%	1.51%	3.78%
Ratio of net expenses to average net assets (4)	0.65%	0.65%	0.65%	0.35%
Ratio of net investment income to average net assets (4)	1.80%	1.06%	1.81%	2.41%
Portfolio Turnover Rate (5)(6)	15%	16%	6%	0%

(1)	The Inspire Global Hope ETF and the Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(3)	The Inspire 100 ETF commenced operations on October 30, 2017.

(4)	Annualized.

(5)	Not Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(7)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2017

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”) and Inspire 100 ETF (“BIBL”), (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. The investment objectives are non-fundamental. The BLES and ISMD commenced operation on February 27, 2017. The IBD commenced operation on July 10, 2017. The BIBL commenced operation on October 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The team may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Funds’ assets measured at value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$51,221,177	$—	$—	$51,221,177
Total	$51,221,177	$—	$—	$51,221,177

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$29,186,646	$—	$—	$29,186,646
Total	$29,186,646	$—	$—	$29,186,646

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$21,148,761	$—	$21,148,761
Total	$—	$21,148,761	$—	$21,148,761

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$6,325,035	$—	$—	$6,325,035
Total	$6,325,035	$—	$—	$6,325,035

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD and BIBL and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions expected to be taken in the Funds’ November 30, 2017 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$7,785,525	$5,368,337
Inspire Small/Mid Cap Impact ETF	$4,407,612	$3,507,435
Inspire Corporate Bond Impact ETF	$3,115,517	$1,091,796
Inspire 100 ETF	$—	$—

For the period ended November 30, 2017, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$44,836,995	$—
Inspire Small/Mid Cap Impact ETF	$29,435,305	$2,482,474
Inspire Corporate Bond Impact ETF	$19,335,434	$—
Inspire 100 ETF	$6,193,563	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. CWM Advisors, LLC (the “Advisor”) serves as the Fund’s Investment Advisor pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed for BLES, ISMD and IBD, at least until May 31, 2018 and BIB until at least March 31, 2018, respectively, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.65% for BLES, ISMD and IBD and 0.35% for BIB, respectively, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended November 30, 2017, the Advisor waived fees and/or reimbursed expenses in the amount of $30,707 for BLES, $51,103 for ISMD, $60,773 for IBD, and $16,256 for BIBL.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD and BIBL. Effective July 5, 2017 shares are created and redeemed by IBD only in Creation Unit size aggregations of 100,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

The Transaction Fees for the Funds’ are listed in the table below:

Fee for In-Kind and Cash	Maximum Additional Variable
Purchases	Charge for Cash Purchases*
$500	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund’s distributions paid for the period ended November 30, 2017 was as follows:

For the Period Ended November 30, 2017:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$433,285	$—	$—	$433,285
Inspire Small/Mid Cap Impact ETF	104,210	—	—	104,210
Inspire Corporate Bond Impact ETF	110,430	—	—	110,430
Inspire 100 ETF	—	—	—	—

As of November 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$452,733	$7,775	$—	$—	$—	$3,763,508	$4,224,016
Inspire Small/Mid Cap Impact ETF	441,238	7,104	—	—	—	1,533,131	1,981,473
Inspire Corporate Bond Impact ETF	17,643	—	—	—	—	(136,532)	(118,889)
Inspire 100 ETF	11,057	4	—	—	—	131,812	142,873

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, and C-Corporation return of capital distributions.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, foreign currency gains/(losses), passive foreign investment companies, C-Corporation return of capital distributions, real estate investment trusts, and realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Funds for the period ended November 30, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Inspire Global Hope ETF	$(17,928)	$23,535	$(5,607)
Inspire Small/Mid Cap Impact ETF	209,416	(4,635)	(204,781)
Inspire Corporate Bond Impact ETF	—	—	—
Inspire 100 ETF	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2017

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Funds’ Board of Trustees declared the following distributions after November 30, 2017:

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Record Date	Payable Date
Inspire Global Hope ETF	$0.1245	$0.1573	$0.0038	12/18/2017	12/26/2017
Inspire Small/Mid Cap Impact ETF	$0.0415	$0.3737	$0.0053	12/18/2017	12/26/2017
Inspire Corporate Bond Impact ETF	$0.0623	$0.0002	-	12/18/2017	12/26/2017
Inspire 100 ETF	$0.0818	N/A	N/A	12/18/2017	12/26/2017

Management has determined that there were no other subsequent events to report through the issuance of these financial statements beyond that disclosed herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV
and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire
Corporate Bond Impact ETF, and Inspire 100 ETF

We have audited the accompanying statements of assets and liabilities of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, and Inspire 100 ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of November 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for each respective period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, and Inspire 100 ETF as of November 30, 2017, and the results of their operations, the changes in their net assets and their financial highlights for each respective period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 29, 2018

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2017

As a shareholder of the Inspire ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2017	11/30/2017	6/1/17 - 11/30/17	6/1/17 - 11/30/17
Inspire Global Hope ETF	$1,000.00	$1,082.10	$3.39	0.65%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,107.60	$3.43	0.65%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,003.70	$2.55	0.65%
Inspire 100 ETF	$1,000.00	$1,027.60	$0.29	0.35%

Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,021.81	$3.29	0.65%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,021.81	$3.29	0.65%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,021.81	$3.29	0.65%
Inspire 100 ETF	$1,000.00	$1,023.31	$1.78	0.35%

*	“Actual” expense information for the Funds is for the period from June 1, 2017 to November 30, 2017. For Inspire Global Hope ETF and Inspire Small/Mid Cap Impact ETF Actual expenses are equal to the Funds’ annualized net expense ratio multiplied by 183/365 (to reflect the period from June 1, 2017 to November 30, 2017). For Inspire Corporate Bond Impact ETF Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 143/365 (to reflect the period from July 10, 2017 to November 30, 2017). For Inspire 100 ETF Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 32/365 (to reflect the period from October 30, 2017 to November 30, 2017). “Hypothetical” expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on January 12, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire Global Hope Impact ETF, Inspire Small Mid Cap Impact ETF and Inspire Corporate Bond Impact ETF (each a “Fund” or together the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser has approximately $47 million in assets under management and has been in operation since August 2015. The Board further noted that the Adviser currently offers 45 Biblically Responsible Investing (“BRI”) portfolio models for its separately managed accounts, and considered that these models are substantially similar to those proposed for the Funds. The Board noted the uniqueness of the investment strategies and time and research put into constructing the index. The Board found the portfolio managers to be dedicated to the strategy and noted they provided a detailed explanation of their methodology and plan for ongoing monitoring of the strategy. After further discussion, the Board concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.

Inspire Global Hope Large Cap. The Board considered the performance of separately managed account portfolios managed by the Adviser with strategies substantially similar to that of the Fund. It noted that for the one-year and since inception periods, the Inspire Large Cap Impact SMA portfolio, Inspire International Impact SMA portfolio, and Inspire Emerging Markets Impact SMA portfolio outperformed their respective benchmark indexes by a significant margin.

Inspire Global Hope Small/Mid Cap. The Board considered the performance of the Inspire Mid Cap Impact SMA portfolio, a separately managed account portfolio managed by the Adviser with substantially similar strategy to that of the Fund. They noted that the SMA portfolio outperformed the S&P 400 Index over the one year and since inception periods.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Inspire Corporate Bond. The Board noted that no performance information, specific to the Fund’s strategy was provided. They considered, however, that the SMA performance information provided is overwhelmingly positive and is likely a favorable indication of the Adviser’s potential to generate positive returns for shareholders.

After further discussion, the Board concluded that the Adviser has the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Board noted that the Adviser proposed to charge each Fund an annual management fee of 0.30% of the Fund’s average net daily assets. It further noted that the fee is significantly lower than the average management fee of the anticipated Morningstar category for each of the Inspire Global Hope Large Cap Impact ETF, Inspire Small/Mid Cap Impact ETF, and Inspire Corporate Bond Impact ETF anticipated Morningstar category of 0.74%; 0.78% and 0.40%, respectively, and lower than the peer group average of 0.61%; 0.65% and 0.41%, respectively. It considered that the advisory fee is less than the fee charged by the Adviser to its separate account clients. After further discussion, the Board concluded that each Fund advisory fee is reasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit is reasonable. It noted the Adviser anticipates realizing a profit in connection with its relationship with the Funds, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly when the Adviser’s reinvestment of legitimate profits into the Funds and plans to donate a portion of its profits to charities are considered. The Board concluded, after further discussion, that excessive profit is not a concern at this time.

Economies of Scale. The Board noted that economies of scale have not yet been reached as the Funds have not yet launched. The Board noted that consideration of economies of scale will be revisited as assets grow for each of the Fund.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Funds and their future shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Approval of the Investment Advisor Agreement – CWM Advisors, LLC dba Inspire

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”), held on October 19, 2017, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between CWM Advisors, LLC dba Inspire (the “Adviser”) and the Trust, with respect to the Inspire 100 ETF (“Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the Adviser had approximately $103 million in assets under management and has been in operation since August 2015. The Trustees further noted that the Adviser currently advises three Biblically Responsible Investing (“BRI”) ETFs in the Trust and separately managed accounts using its proprietary selection methodology, Inspire Impact Score©. After further discussion, the Trustees concluded that the Adviser had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the performance of the Inspire Large Cap Impact SMA portfolio, a separately managed account portfolio managed by the Adviser with substantially similar strategy to that of the Fund. They noted that the SMA portfolio performed in line with the S&P 500 Index over the one year and outperformed the Index for the since inception period. After further discussion, the Trustees concluded that the Adviser had the potential to deliver positive returns to shareholders in line with the Board’s expectations.

Fees and Expenses. The Trustees noted that the Adviser proposed to charge the Inspire 100 ETF an annual management fee of 0.30% of Fund’s average net daily assets. They further noted that the fee is lower than the average management fee of the anticipated Morningstar category and peer group at 0.56% and 0.40% respectively. The Trustees noted that the Fund proposed to implement an expense limitation at 0.35% of average net daily assets. After further discussion, the Trustees concluded that the proposed advisory fee was reasonable.

Profitability. The Trustees reviewed a profitability analysis provided by the Adviser and considered whether the level of anticipated profit is reasonable. They noted the Adviser anticipated realizing a profit in connection with its relationship with the Fund, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly when the Adviser’s

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

reinvestment of legitimate profits into the Fund and plans to donate a portion of its profits to charities were considered. The Trustees concluded, after further discussion, that excessive profit is not a concern at this time.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached as the Inspire 100 ETF has not yet launched and the Inspire ETFs in the Trust have been operational for less than one year. The Trustees noted that consideration of economies of scale would be revisited as assets grow for the Inspire 100 ETF.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Inspire 100 ETF and its future shareholders.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2017

Independent Trustees***

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, J.E. Breslin & Co. (management consulting firm to investment advisers), 2009 to present.	4

Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust; Trustee, BlueArc Multi-Strategy Fund (since 2014)

Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	President, TTS Consultants, LLC (financial services), 2010 to present.	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2014), Trustee, Northern Lights Fund Trust II (since 2011); Director, Value Line Funds 2008-2010); Director, Value Line, Inc.(2010-2010; Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust since November 2012.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2017

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012), Vice President, Gemini Fund Services, LLC (2004-2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of December 1, 2017, the Trust was comprised of 23 [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the four Funds managed by the same investment adviser. The Fund(s) do not hold [itself/ themselves] out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Ira Rothblut resigned from the Board of Trustees of Northern Lights Fund Trust IV effective October 2, 2017.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-658-9473.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ira Rothblut is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rothblut is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 – $50,800

(b)	Audit-Related Fees

2017 – None

(c)	Tax Fees

2017 – $8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2017
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/8/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/8/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/8/18